Schedule of Investments (unaudited)
July 31, 2024
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	349,327	$ 189,307,288
Banks — 1.6%
PNC Financial Services Group, Inc. (The)	965,887	174,922,136
Beverages — 9.1%
Coca-Cola Co. (The)	7,209,778	481,180,584
Keurig Dr. Pepper, Inc.	1,664,452	57,057,414
PepsiCo, Inc.	2,539,634	438,518,603
		976,756,601
Biotechnology — 6.8%
AbbVie, Inc.	3,941,658	730,468,061
Capital Markets — 2.7%
Artisan Partners Asset Management, Inc., Class A	247,609	10,934,413
Blackstone, Inc., Class A, NVS	1,148,493	163,258,280
Carlyle Group, Inc. (The)	448,321	22,299,486
Cohen & Steers, Inc.	53,463	4,588,195
Janus Henderson Group PLC	374,381	13,938,205
Moelis & Co., Class A	161,036	10,950,448
T Rowe Price Group, Inc.	556,332	63,538,678
		289,507,705
Chemicals — 2.0%
Dow, Inc.	2,086,020	113,625,509
Eastman Chemical Co.	221,641	22,902,165
LyondellBasell Industries NV, Class A	806,022	80,166,948
		216,694,622
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	837,861	64,222,046
Containers & Packaging — 0.4%
Amcor PLC	4,303,388	45,314,676
Distributors — 0.3%
Genuine Parts Co.	235,373	34,625,722
Diversified Telecommunication Services — 6.3%
Verizon Communications, Inc.	16,817,187	681,432,417
Electric Utilities — 6.9%
ALLETE, Inc.	154,434	9,960,993
Alliant Energy Corp.	589,039	32,785,911
American Electric Power Co., Inc.	1,258,619	123,495,696
Duke Energy Corp.	1,865,241	203,814,884
Evergy, Inc.	665,248	38,584,384
FirstEnergy Corp.	1,356,144	56,835,995
Pinnacle West Capital Corp.	312,303	26,730,014
PPL Corp.	1,616,846	48,052,663
Southern Co. (The)	2,394,872	200,019,710
		740,280,250
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	1,362,440	54,511,224
Financial Services — 0.2%
Radian Group, Inc.	262,497	9,738,639
Western Union Co. (The)	1,305,538	15,522,847
		25,261,486
Food Products — 1.4%
General Mills, Inc.	1,226,447	82,343,651
Hershey Co. (The)	258,664	51,080,967
Ingredion, Inc.	106,592	13,256,847
		146,681,465
Security	Shares	Value
Gas Utilities — 0.4%
Atmos Energy Corp.	250,194	$ 31,994,809
New Jersey Resources Corp.	233,698	10,925,381
		42,920,190
Health Care Equipment & Supplies — 2.0%
Medtronic PLC	2,632,373	211,432,199
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	256,588	37,536,259
Starbucks Corp.	1,950,692	152,056,441
		189,592,700
Household Products — 1.3%
Clorox Co. (The)	271,866	35,867,281
Kimberly-Clark Corp.	728,115	98,331,931
Reynolds Consumer Products, Inc.	110,596	3,076,781
		137,275,993
Insurance — 0.5%
Cincinnati Financial Corp.	264,400	34,535,928
Old Republic International Corp.	538,126	18,629,922
		53,165,850
Machinery — 0.2%
Snap-on, Inc.	87,629	25,152,152
Media — 2.9%
Comcast Corp., Class A	7,673,269	316,675,812
Multi-Utilities — 3.3%
CenterPoint Energy, Inc.	989,526	27,459,346
DTE Energy Co.	446,612	53,830,144
NiSource, Inc.	1,008,776	31,524,250
Public Service Enterprise Group, Inc.	978,301	78,039,071
Sempra	1,233,882	98,784,593
WEC Energy Group, Inc.	793,815	68,315,719
		357,953,123
Oil, Gas & Consumable Fuels — 26.6%
Antero Midstream Corp.	1,257,001	18,050,534
Chesapeake Energy Corp.	206,460	15,759,092
Chevron Corp.	4,659,917	747,776,881
Chord Energy Corp.	255,770	43,905,478
ConocoPhillips	1,943,271	216,091,735
Coterra Energy, Inc.	1,346,692	34,744,654
Devon Energy Corp.	1,417,817	66,679,933
Diamondback Energy, Inc.	415,989	84,158,735
DT Midstream, Inc.	245,877	18,529,291
EOG Resources, Inc.	1,032,526	130,924,297
Exxon Mobil Corp.	9,114,828	1,080,927,453
Kinder Morgan, Inc.	6,798,033	143,642,437
Phillips 66	855,831	124,506,294
Williams Cos., Inc. (The)	3,321,682	142,633,025
		2,868,329,839
Pharmaceuticals — 7.2%
Johnson & Johnson	4,910,978	775,197,877
Professional Services — 0.7%
Paychex, Inc.	617,895	79,102,918
Semiconductors & Semiconductor Equipment — 2.9%
Skyworks Solutions, Inc.	253,916	28,849,936
Texas Instruments, Inc.	1,418,067	289,016,235
		317,866,171

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 9.0%
Altria Group, Inc.	8,778,898	$ 430,253,791
Philip Morris International, Inc.	4,698,609	541,091,812
		971,345,603
Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	104,125	9,261,919
Water Utilities — 0.2%
Essential Utilities, Inc.	498,776	20,275,244
Total Long-Term Investments — 99.7% (Cost: $9,862,253,444)		10,745,533,289
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(b)	19,942,477	19,942,477
Total Short-Term Securities — 0.2% (Cost: $19,942,477)		19,942,477
Total Investments — 99.9% (Cost: $9,882,195,921)		10,765,475,766
Other Assets Less Liabilities — 0.1%		8,403,968
Net Assets — 100.0%		$ 10,773,879,734
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 12,064,701	$ 7,877,776(a)	$ —	$ —	$ —	$ 19,942,477	19,942,477	$ 254,799	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	179	09/20/24	$ 14,154	$ 150,395
E-Mini Dow Jones Industrial Average Index	20	09/20/24	4,107	185,795
E-Mini Energy Select Sector Index	88	09/20/24	8,645	444,140
				$ 780,330

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 10,745,533,289	$ —	$ —	$ 10,745,533,289
Short-Term Securities
Money Market Funds	19,942,477	—	—	19,942,477
	$ 10,765,475,766	$ —	$ —	$ 10,765,475,766
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 780,330	$ —	$ —	$ 780,330
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
3